SIIT LONG DURATION FUND
SIIT LONG DURATION FUND

SEI INSTITUTIONAL INVESTMENTS TRUST

Long Duration Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes related to the benchmark indices of the Long Duration Fund.

Change in Benchmark Indices for the Long Duration Fund

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2012)," in the "Performance Information" section of the Fund Summary for the Long Duration Fund, the first paragraph is hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 and 70/30 Blended Benchmarks, each of which consists of the Barclays Capital U.S. Long Credit Index and the Barclays Capital U.S. Long Government Index. The Fund's Blended Benchmarks are designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index. The Fund added the 70/30 Blended Benchmark because it more closely aligns with the Fund's investment strategy.

In addition, the table under the same heading is hereby deleted and replaced with the following:

Average Annual Returns SIIT LONG DURATION FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
SIIT LONG DURATION FUND - CLASS A	Return Before Taxes	10.56%	7.95%	6.61%		Apr. 21, 2004
After Taxes on Distributions SIIT LONG DURATION FUND - CLASS A	Return After Taxes on Distributions	6.83%	5.03%	4.03%
After Taxes on Distributions and Sale of Fund Shares SIIT LONG DURATION FUND - CLASS A	Return After Taxes on Distributions and Sale of Fund Shares	7.09%	5.11%	4.13%
Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	8.78%	10.16%	8.59%	[1]	Apr. 30, 2004
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	9.15%	10.26%	8.58%	[1]	Apr. 30, 2004
The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	10.04%	10.32%	8.54%	[1]	Apr. 30, 2004
[1]	Index returns are shown from April 30, 2004.

There are no other changes to the benchmark indices of the Long Duration Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE